Gain (loss) on remeasurement, net defined benefit liability (asset) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gain (loss) on remeasurement, net defined benefit liability (asset) [Abstract]
Actuarial gain from changes in financial assumptions	₩ (2,979)	₩ (2,916)
Experience adjustments	87,364	(90,820)
Expected return	390	11,186
Total loss (gain) on remeasurement, net defined benefit liability (asset)	₩ 84,775	₩ (82,550)